Expense Example - Fidelity Reserves Digital Fund - Fidelity Reserves Digital Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 72